Note 03 - Assets and liabilities disposed (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets and liabilities disposed
Cash and cash equivalents	€ 0	€ 2	€ 0
All remaining assets	3,507	7	2,713
Total assets disposed	3,507	9	2,714
Total liabilities disposed	€ 8,102	€ 79	€ 1,003